Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Total deposits payable on a fixed date	$ 31,767	$ 29,673
Deposits booked payable on a fixed date	293,495	276,222
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	9,164	37
More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	261,028	246,685
Canada [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	177,142	160,069
Canada [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	162,543	145,574
Canada [member] | More Than One Hundred Thousand [member] | 0 to 3 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	71,007	55,190
Canada [member] | More Than One Hundred Thousand [member] | 3-6 month [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	3,162	3,836
Canada [member] | More Than One Hundred Thousand [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	15,103	12,909
Canada [member] | More Than One Hundred Thousand [member] | After 12 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	73,271	73,639
United States [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	81,021	86,805
United States [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	63,161	71,770
Other countries [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	35,332	29,348
Other countries [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	35,324	29,341
U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposits liabilities	268,320	259,747
Non USD Non CAD [member]
Disclosure Of Deposits [line items]
Deposits liabilities	$ 39,956	$ 37,427